Property, Plant and Equipment (Narratives) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Extended useful life of certain property, plant and equipment	5-10 years
Impact on earning due to reduction in depreciation expenses	$ 51.0
Change in the inventory value due to reduction in depreciation expenses	18.0
Total consideration	258.0
Third Party [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total consideration	16.5
Capital gain	$ 16.0